Taxes Payable - Schedule of Tax Payables (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Tax Payables [Abstract]
Income tax payable	$ 594,997	$ 633,818
Property tax and land use tax payable	13,579	231
VAT tax payable		535
Tax payables	$ 608,576	$ 634,584